Long-Term Debt - Annual loan payments (Details) - Capital Product Partners L.P. - Capital Product Partners, L.P. ("CPLP") - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
2019	$ 3,146
2020	4,211
2021	4,566
2022	14,736
2023	13,553
Thereafter	18,252
Total	58,464	$ 15,750
2015 Credit Facility (Amor Tranche)
Debt Instrument [Line Items]
2019	1,313
2020	1,313
2021	1,313
2022	11,483
Total	15,422	$ 15,750
Aristaios Credit Facility
Debt Instrument [Line Items]
2019	1,833
2020	1,833
2021	1,833
2022	1,833
2023	1,833
Thereafter	18,252
Total	27,417
2015 Credit Facility (Anikitos Tranche)
Debt Instrument [Line Items]
2020	1,065
2021	1,420
2022	1,420
2023	11,720
Total	$ 15,625